Expenses - Finance costs and income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCE INCOME
Interest income	$ 7.5	$ 3.8
FINANCE COSTS
Interest on senior unsecured notes	30.0	32.4
Accretion	4.7	4.5
Loss on repayment of long-term debt	0.0	4.3
Other finance costs	6.2	5.7
Total finance costs	40.9	46.9
Less: amounts included in cost of qualifying assets	(27.7)	(19.1)
Total finance costs	13.2	27.8
Repayments of non-current borrowings	$ 0.0	101.6
Senior unsecured notes - due May 15, 2025
FINANCE COSTS
Repayments of non-current borrowings		$ 100.0